SCHEDULE OF OPTIONS ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Number of Options, Outstanding, Beginning balance	26,981,000
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.114
Weighted Average Remaining Contractual Life (In Years)	13 years 1 month 9 days	16 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding, Beginning balance
Number of Options, Exercisable	26,981,000
Weighted Average Exercise Price, Exercisable	$ 0.114
Weighted Average Remaining Contractual Life (In Years), Exercisable	13 years 1 month 9 days	16 years 1 month 6 days
Aggregate Intrinsic Value, Exercisable
Number of Options, Outstanding, Granted	8,000,000
Weighted Average Exercise Price, Outstanding, Granted	$ 0.089
Weighted Average Remaining Contractual Life (In Years), Granted		6 years 4 months 20 days
Number of Options, Outstanding, Exercised
Weighted Average Exercise Price, Outstanding, Exercised
Number of Options, Outstanding, Cancelled/Forfeited
Weighted Average Exercise Price, Outstanding, Cancelled/Forfeited
Number of Options, Outstanding, Ending balance	34,981,000	26,981,000
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.114	$ 0.114
Aggregate Intrinsic Value, Outstanding, Ending balance
Number of Options, Exercisable	34,981,000	26,981,000
Weighted Average Exercise Price, Exercisable	$ 0.114	$ 0.114
Aggregate Intrinsic Value, Exercisable